Taxes on Income (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of significant components of deferred tax assets and liabilities
	December 31
	2020	2019
Deferred tax assets:
Carryforward tax losses	$10,391	$10,369
Research and development	2,862	2,716
Accrued social benefits and other	567	425

	13,820	13,510
Less - valuation allowance	(13,820)	(13,510)

Net deferred tax assets	$-	$-

Schedule of components of income (loss) before income taxes
	Year ended December 31,
	2020	2019	2018

Domestic	$(4,271)	$(7,107)	$(2,372)
Foreign	499	444	20

Loss before income taxes	$(3,772)	$(6,663)	$(2,352)

Schedule of reconciliation of theoretical tax benefit and actual tax expense
	Year ended December 31,
	2020	2019	2018

Loss before income taxes, as reported in the statements of operations	$(3,772)	$(6,663)	$(2,352)

Statutory tax rate in Israel	23%	23%	23%

Theoretical tax benefit	$(868)	$(1,532)	$(541)

Increase (decrease) in income taxes resulting from:
Tax rate differential on foreign subsidiaries	(50)	12	(55)
Non-deductible expenses and other permanent differences	393	473	446
Differences in taxes arising from foreign currency exchange, net	257	42	208
Changes in carry forward tax losses and other temporary differences for which valuation allowance was provided	310	910	(20)
Withholding taxes that were deducted by the Company’s customers	-	-	10
Other	178	264	15

Income taxes	$220	$169	$63